SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment depreciation rates
%

Software, computers and peripheral equipment	33
Office furniture and equipment	10-33
Capitalized development costs	33
Leasehold improvement	By the shorter of remaining lease term or estimated useful life

Schedule of deferred contract acquisition costs
	Year ended December 31,
	2021	2020	2019
Beginning balance	$29,729	$20,769	$9,051
Additions to deferred contract acquisition costs	41,396	17,160	15,732
Amortization of deferred contract acquisition costs	(14,751)	(8,200)	(4,014)
Ending balance	$56,374	$29,729	$20,769
Deferred contract acquisition costs (to be recognized in next 12 months)	$20,405	$10,712	$6,422
Deferred contract acquisition costs, non-current	$35,969	$19,017	$14,347